Brown Capital Management Small Company Fund

Schedule of Investments

As of December 31, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.88%
	Business Services - 25.57%
298,881	ACI Worldwide, Inc.(a)	$11,323,107
773,011	ANSYS, Inc.(a)	198,980,761
1,473,931	Guidewire Software, Inc.(a)	161,793,406
2,459,442	NIC, Inc.	54,968,529
1,033,081	Paycom Software, Inc.(a)	273,518,525
3,390,445	PROS Holdings, Inc.(a)(b)	203,155,464
2,387,010	Q2 Holdings, Inc.(a)	193,538,771
940,578	Tyler Technologies, Inc.(a)	282,192,212
		1,379,470,775

	Consumer Related - 1.73%
2,178,809	Alarm.com Holdings, Inc.(a)	93,623,423

	Industrial Products & Systems - 16.37%
1,889,273	Balchem Corp.(b)	192,006,815
5,116,891	Cognex Corp.	286,750,572
1,253,373	DMC Global, Inc.(b)	56,326,583
2,944,811	Helios Technologies, Inc.(b)	136,138,612
2,087,270	Proto Labs, Inc.(a)(b)	211,962,268
		883,184,850

	Information/Knowledge Management - 17.29%
2,103,974	Alteryx, Inc. - Class A(a)	210,544,678
1,838,316	American Software, Inc. - Class A(b)	27,354,142
864,532	Appfolio, Inc. - Class A(a)(b)	95,055,293
1,806,628	Blackbaud, Inc.	143,807,589
3,169,624	Manhattan Associates, Inc.(a)	252,777,514
2,299,776	NetScout Systems, Inc.(a)	55,355,608
4,323,754	NextGen Healthcare, Inc.(a)(b)	69,482,727
682,631	Smartsheet, Inc. - Class A(a)	30,663,785
2,292,529	Vocera Communications, Inc.(a)(b)	47,592,902
		932,634,238

	Medical/Health Care - 30.63%
905,880	ABIOMED, Inc.(a)	154,534,069
835,763	Bio-Techne Corp.	183,458,336
1,883,718	Cantel Medical Corp.	133,555,606
3,138,112	Cardiovascular Systems, Inc.(a)(b)	152,480,862
515,978	Cyclerion Therapeutics, Inc.(a)	1,403,460
419,128	Endologix, Inc.(a)	662,222
2,460,624	Glaukos Corp.(a)(b)	134,030,189
140,827	Incyte Corp.(a)	12,297,014
1,909,164	Inogen, Inc.(a)(b)	130,453,176
1,800,895	iRhythm Technologies, Inc.(a)(b)	122,622,941
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	132,836,702
2,835,704	Quidel Corp.(a)(b)	212,762,871
465,546	Tandem Diabetes Care, Inc.(a)	27,751,197
1,802,916	Veeva Systems, Inc. - Class A(a)	253,598,165
		1,652,446,810

Shares		Value (Note 1)
COMMON STOCKS - 95.88% (continued)
	Miscellaneous - 4.29%
3,547,514	Neogen Corp.(a)(b)	$231,510,764

Total Common Stocks (Cost $2,648,408,774)		5,172,870,860

SHORT TERM INVESTMENTS - 4.22%
227,867,779	Dreyfus Government Cash Management Institutional Shares, 1.51%(c)	227,867,779

Total Short Term Investments (Cost $227,867,779)		227,867,779

Total Value of Investments (Cost $2,876,276,553) - 100.10%		5,400,738,639
Liabilities in Excess of Other Assets - (0.10)%		(5,239,719)
Net Assets - 100.00%		$5,395,498,920

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2019.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	25.57%	$1,379,470,775
Consumer Related	1.73%	93,623,423
Industrial Products & Systems	16.37%	883,184,850
Information/Knowledge Management	17.29%	932,634,238
Medical/Health Care	30.63%	1,652,446,810
Miscellaneous	4.29%	231,510,764
Short Term Investments	4.22%	227,867,779
Liabilities in excess of other assets	(0.10)%	(5,239,719)
Total	100.00%	$5,395,498,920

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund

Schedule of Investments

As of December 31, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.44%
	Business Services - 17.12%
5,693	Bright Horizons Family Solutions, Inc.(a)	$855,601
9,213	Envestnet, Inc.(a)	641,501
6,186	Equifax, Inc.	866,783
4,272	Jack Henry & Associates, Inc.	622,302
13,425	RealPage, Inc.(a)	721,594
4,263	Tyler Technologies, Inc.(a)	1,278,985
		4,986,766

	Consumer Related - 14.08%
648	Chipotle Mexican Grill, Inc.(a)	542,447
3,961	Expedia, Inc.	428,342
17,911	LKQ Corp.(a)	639,423
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	496,894
1,385	O'Reilly Automotive, Inc.(a)	606,990
5,112	Tractor Supply Co.	477,665
2,927	Ulta Beauty, Inc.(a)	740,941
7,825	Under Armour, Inc. - Class A(a)	169,020
		4,101,722

	Financial Services - 10.68%
7,717	Broadridge Financial Solutions, Inc.	953,358
3,427	FleetCor Technologies, Inc.(a)	986,017
1,536	MarketAxess Holdings, Inc.	582,313
4,829	T Rowe Price Group, Inc.	588,365
		3,110,053

	Industrial Products & Systems - 13.22%
17,557	Cognex Corp.	983,894
27,878	Fastenal Co.	1,030,092
5,737	IPG Photonics Corp.(a)	831,406
5,405	Quanta Services, Inc.	220,038
8,664	SiteOne Landscape Supply, Inc.(a)	785,392
		3,850,822

	Information/Knowledge Management - 16.89%
2,772	ANSYS, Inc.(a)	713,540
4,613	Autodesk, Inc.(a)	846,301
5,398	Blackbaud, Inc.	429,681
7,088	Guidewire Software, Inc.(a)	778,050
10,060	Manhattan Associates, Inc.(a)	802,285
3,391	Shopify, Inc. - Class A(a)	1,348,194
		4,918,051

	Medical/Health Care - 25.45%
2,329	Align Technology, Inc.(a)	649,884
5,542	Cerner Corp.	406,727
3,936	Charles River Laboratories International, Inc.(a)	601,263
4,080	DexCom, Inc.(a)	892,459
3,767	Edwards Lifesciences Corp.(a)	878,804
2,568	Jazz Pharmaceuticals PLC(a)	383,351

Shares		Value (Note 1)
COMMON STOCKS - 97.44% (continued)
	Medical/Health Care - 25.45% (continued)
7,772	Masimo Corp.(a)	$1,228,442
9,215	Omnicell, Inc.(a)	753,050
6,356	Veeva Systems, Inc. - Class A(a)	894,035
5,462	Zoetis, Inc.	722,896
		7,410,911

Total Common Stocks (Cost $17,667,051)		28,378,325

SHORT TERM INVESTMENTS - 2.62%
762,619	Dreyfus Government Cash Management Institutional Shares, 1.51%(b)	762,619

Total Short Term Investments (Cost $762,619)		762,619

Total Value of Investments (Cost $18,429,670) - 100.06%		29,140,944
Liabilities in Excess of Other Assets - (0.06)%		(18,317)
Net Assets - 100.00%		$29,122,627

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at December 31, 2019.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	17.12%	$4,986,766
Consumer Related	14.08%	4,101,722
Financial Services	10.68%	3,110,053
Industrial Products & Systems	13.22%	3,850,822
Information/Knowledge Management	16.89%	4,918,051
Medical/Health Care	25.45%	7,410,911
Short Term Investments	2.62%	762,619
Liabilities in excess of other assets	(0.06)%	(18,317)
Total	100.00%	$29,122,627

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund

Schedule of Investments

As of December 31, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.33%
	Australia - 2.94%
6,635	Cochlear, Ltd.	$1,046,367

	Denmark - 6.13%
9,068	Chr Hansen Holding A/S	720,611
20,499	Novo Nordisk A/S - Class B	1,189,750
2,381	SimCorp A/S	270,737
		2,181,098

	Finland - 1.78%
9,674	Kone Oyj - Class B	632,418

	France - 8.25%
8,184	Dassault Systemes SE	1,345,334
3,819	EssilorLuxottica SA	581,739
1,847	Ingenico Group SA	200,549
4,055	Ipsen SA	359,333
4,471	Sanofi	449,457
		2,936,412

	Germany - 10.21%
13,518	Carl Zeiss Meditec AG	1,724,057
923	Rational AG	742,334
8,660	SAP SE	1,168,784
		3,635,175

	Hong Kong - 2.74%
611,146	Kingdee International Software Group Co., Ltd.	610,965
140,443	Kingsoft Corp., Ltd.(a)	364,071
		975,036

	Ireland - 11.12%
17,306	Avadel Pharmaceuticals PLC(a)(b)	130,660
12,816	DCC PLC	1,110,922
6,325	Flutter Entertainment PLC	768,720
9,496	ICON PLC(a)	1,635,496
7,671	Johnson Controls International PLC	312,286
		3,958,084

	Israel - 2.92%
9,366	Check Point Software Technologies, Ltd.(a)	1,039,251

	Italy - 1.95%
29,099	Azimut Holding SpA	694,590

	Japan - 8.96%
16,000	CyberAgent, Inc.	561,778
2,600	GMO Payment Gateway, Inc.	178,988
15,800	M3, Inc.	480,594
34,510	Mitsubishi Estate Co., Ltd.	663,648
20,300	MonotaRO Co., Ltd.	546,104
40,033	Rakuten, Inc.	344,493

Shares		Value (Note 1)
COMMON STOCKS - 97.33% (continued)
	Japan - 8.96% (continued)
20,302	Yamaha Motor Co., Ltd.	$411,627
		3,187,232

	Mexico - 2.22%
83,894	Fomento Economico Mexicano SAB de CV	791,264

	Netherlands - 6.42%
24,251	QIAGEN NV(a)	819,684
20,086	Wolters Kluwer NV	1,464,937
		2,284,621

	Spain - 4.14%
41,763	Grifols SA	1,472,363

	Switzerland - 13.04%
190	Chocoladefabriken Lindt & Spruengli AG	1,475,356
376	Givaudan SA	1,177,574
1,671	Nestle SA	180,913
1,978	Roche Holding AG	641,757
7,357	Temenos AG	1,164,592
		4,640,192

	United Kingdom - 14.51%
80,957	BAE Systems PLC	605,671
20,546	Carnival Corp.	1,044,353
32,415	Diageo PLC	1,374,205
291,447	Man Group PLC/Jersey	609,964
60,529	RELX PLC	1,527,777
		5,161,970

Total Common Stocks (Cost $23,490,366)		34,636,073

SHORT TERM INVESTMENTS - 2.40%
855,201	Dreyfus Government Cash Management Institutional Shares, 1.51%(c)	855,201

Total Short Term Investments (Cost $855,201)		855,201

Total Value of Investments (Cost $24,345,567) - 99.73%		35,491,274
Other Assets in Excess of Liabilities - 0.27%		96,732
Net Assets - 100.00%		$35,588,006

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2019.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	1.58%	$561,778
Consumer Discretionary	7.23%	2,569,193
Consumer Staples	10.74%	3,821,738
Financials	3.67%	1,304,554
Health Care	29.58%	10,531,257
Industrials	19.51%	6,942,449
Information Technology	17.81%	6,343,271
Materials	5.34%	1,898,185
Real Estate	1.87%	663,648
Short Term Investments	2.40%	855,201
Other assets in excess of liabilities	0.27%	96,732
Total	100.00%	$35,588,006

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of December 31, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.75%
	Argentina - 3.01%
43,409	MercadoLibre, Inc.(a)	$24,827,343

	Australia - 4.88%
358,004	REA Group, Ltd.	26,027,336
864,029	WiseTech Global, Ltd.	14,169,976
		40,197,312

	Austria - 1.33%
194,012	Schoeller-Bleckmann Oilfield Equipment AG	10,946,499

	Canada - 9.22%
1,002,620	Descartes Systems Group, Inc.(a)	42,851,958
430,962	Kinaxis, Inc.(a)	33,194,578
		76,046,536

	Denmark - 7.08%
1,226,999	Ambu A/S - Class B	20,573,232
600,594	NNIT A/S	10,061,213
243,742	SimCorp A/S	27,715,209
		58,349,654

	France - 7.91%
931,677	Albioma SA	27,171,735
528,082	Interparfums SA	21,917,032
643,320	Lectra	16,128,101
		65,216,868

	Germany - 11.45%
1,314,476	Evotec SE(a)	33,986,171
549,905	Nexus AG	21,342,359
268,364	STRATEC SE	18,362,540
172,010	Wirecard AG	20,741,531
		94,432,601

	Hong Kong - 2.85%
21,640,000	Kingdee International Software Group Co., Ltd.	21,633,613
1,597,000	Lifestyle International Holdings, Ltd.	1,832,216
		23,465,829

	India - 2.07%
319,632	CRISIL, Ltd.	8,542,250
1,955,165	Emami, Ltd.	8,488,671
		17,030,921

	Ireland - 2.00%
783,718	Avadel Pharmaceuticals PLC(a)(b)	5,917,071
2,483,888	Datalex PLC(a)	2,552,150

Shares		Value (Note 1)
COMMON STOCKS - 95.75% (continued)
	Ireland - 2.00% (continued)
65,648	Flutter Entertainment PLC	$7,978,643
		16,447,864

	Israel - 4.20%
296,769	CyberArk Software, Ltd.(a)	34,597,330

	Italy - 1.99%
688,678	Azimut Holding SpA	16,438,663

	Japan - 15.33%
56,000	GMO Payment Gateway, Inc.	3,855,138
1,038,142	Hiday Hidaka Corp.	19,290,495
785,600	Kakaku.com, Inc.	20,194,016
1,407,300	M3, Inc.	42,806,373
253,087	Software Service, Inc.	25,691,865
556,326	Towa Pharmaceutical Co., Ltd.	14,571,845
		126,409,732

	South Africa - 0.55%
815,207	Famous Brands, Ltd.	4,539,922

	Switzerland - 2.18%
19,574	Partners Group Holding AG	17,947,890

	United Kingdom - 19.70%
1,811,797	Abcam PLC	32,446,943
778,497	Dechra Pharmaceuticals PLC	29,904,910
182,797	GW Pharmaceuticals PLC(a)(b)	19,113,254
510,446	Immunodiagnostic Systems Holdings PLC	1,845,865
1,093,315	PayPoint PLC	14,655,930
2,337,075	Playtech PLC	12,289,967
1,872,104	Rightmove PLC	15,712,045
9,247,100	Vectura Group PLC	11,354,627
490,316	Victrex PLC	16,197,951
611,656	Vitec Group PLC	8,912,253
		162,433,745

Total Common Stocks (Cost $720,155,038)		789,328,709

SHORT TERM INVESTMENTS - 3.82%
31,529,578	Dreyfus Government Cash Management Institutional Shares, 1.51%(c)	31,529,578

Total Short Term Investments (Cost $31,529,578)		31,529,578

Total Value of Investments (Cost $751,684,616) - 99.57%		820,858,287
Other Assets in Excess of Liabilities - 0.43%		3,543,857
Net Assets - 100.00%		$824,402,144

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2019.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	20.23%	$166,727,156
Consumer Related	13.35%	110,076,542
Industrial Products & Systems	5.25%	43,272,551
Information/Knowledge Management	30.81%	254,004,267
Medical/Health Care	19.19%	158,171,548
Miscellaneous	6.92%	57,076,645
Short Term Investments	3.82%	31,529,578
Other assets in excess of liabilities	0.43%	3,543,857
Total	100.00%	$824,402,144

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2019:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,172,870,860	$–	$–	$5,172,870,860
Short Term Investments	227,867,779	–	–	227,867,779
Total	$5,400,738,639	$–	$–	$5,400,738,639

Mid Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$28,378,325	$–	$–	$28,378,325
Short Term Investments	762,619	–	–	762,619
Total	$29,140,944	$–	$–	$29,140,944

International Equity Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,636,073	$–	$–	$34,636,073
Short Term Investments	855,201	–	–	855,201
Total	$35,491,274	$–	$–	$35,491,274

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$786,776,559	$2,552,150	$–	$789,328,709
Short Term Investments	31,529,578	–	–	31,529,578
Total	$818,306,137	$2,552,150	$–	$820,858,287

*	See Schedule of Investments for industry/country classifications.

For the period ended December 31, 2019, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2019, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Security Name	Market Value as of March 31, 2019	Purchases	Sales	Corporate Actions	Market Value as of December 31, 2019*	Share Balance as of December 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
American Software, Inc.	$21,967,876	$-	$-	$-	$27,354,142	1,838,316	$606,644	$5,386,266	$-
AppFolio Inc.	-	81,896,229	-	-	95,055,293	864,532	-	13,159,064	-
Balchem Corp.	204,362,118	-	(31,459,084)	-	192,006,815	1,889,273	-	13,726,845	5,376,936
Cardiovascular Systems, Inc.	72,942,374	53,718,464	-	-	152,480,862	3,138,112	-	25,820,024	-
DMC Global, Inc.	48,668,942	18,461,146	-	-	56,326,583	1,253,373	199,373	(10,803,505)	-
Glaukos Corp	102,442,599	79,513,209	-	-	134,030,189	2,460,624	-	(47,925,619)	-
Helios Technologies Inc.(a)	136,963,160	-	-	-	136,138,612	2,944,811	795,099	(824,548)	-
Inogen, Inc.	131,318,672	42,807,897	-	-	130,453,176	1,909,164	-	(43,673,393)	-
Irhythm Technologies Inc.	49,568,050	85,069,108	-	-	122,622,941	1,800,895	-	(12,014,217)	-
Ironwood Pharmaceuticals Inc.	69,811,850	48,785,372	-	(13,027,371)	132,836,702	9,980,218	-	27,266,851	-
Neogen Corp.	181,522,447	24,009,717	-	-	231,510,764	3,547,514	-	25,978,600	-
NextGen Healthcare Inc.	72,768,780	-	-	-	69,482,727	4,323,754	-	(3,286,053)	-
PROS Holdings, Inc.	97,170,501	56,165,202	-	-	203,155,464	3,390,445	-	49,819,761	-
Proto Labs, Inc.	219,455,568	-	-	-	211,962,268	2,087,270	-	(7,493,300)	-
Quidel Corp.	176,258,792	9,087,266	-	-	212,762,871	2,835,704	-	27,416,813	-
Vocera Communications, Inc.	72,512,692	-	-	-	47,592,902	2,292,529	-	(24,919,790)	-
					$2,155,772,311	46,556,534	$1,601,116	$37,633,799	$5,376,936

Investments no longer affiliated as of December 31, 2019
Alteryx Inc.	$169,443,735	$11,496,221	$(7,527,054)	$-	$210,544,678	2,103,974	$-	34,259,473	$2,872,303
Ellie Mae, Inc.(b)	193,921,705	-	(35,679,817)	(158,795,109)	-	-	-	(28,231,068)	28,784,289
Manhattan Associates, Inc.	241,827,860	-	(79,526,549)	-	252,777,514	3,169,624	-	70,493,770	19,982,433
Meridian Bioscience, Inc.	43,428,197	-	(24,622,897)	-	-	-	-	5,185,420	(23,990,720)
					$463,322,192	5,273,598	$-	$81,707,595	$27,648,305

GRAND TOTAL					2,619,094,503	51,830,132	1,601,116	119,341,394	33,025,241

(a)	Sun Hydraulics Corp. changed its name to Helios Technologies Inc. on 6/17/2019

(b)	Ellie Mae, Inc liquidated on 4/17/19

*	See Schedule of Investments for industry/country classifications.